Common Stock and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Authorized Shares of Common Stock Reserved for Future Issuance [Table Text Block]

	September 30, 2020	December 31, 2019
Conversion of Deerfield Convertible Note	79,748	75,850
Conversion of 2021 Notes	—	10,958
Conversion of January 2020 Note	34,037	—
Conversion of December 2019 Notes not subject to the Deerfield Optional Conversion Feature	615,307	199,172
Outstanding awards under equity incentive plans	354,379	324,473
Outstanding common stock warrants	151,442	151,442
In exchange for the Deerfield Optional Conversion Feature*	—	1,652,437
Possible future issuances under the equity line of credit	—	597,065
Possible future issuances under equity incentive plans	50,273	5,325

Total common shares reserved for future issuance	1,285,186	3,016,722

*

Common Stock issuable (i) in exchange of the Deerfield Optional Conversion Feature, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Deerfield Optional Conversion Feature

	December 31,
	2019	2018
Conversion of Deerfield Convertible Note	75,850	72,975
Conversion of 2021 Notes	10,958	280,072
Conversion of 2019 Notes not subject to the Deerfield Optional Conversion Feature	199,172	—
Outstanding awards under equity incentive plans	324,473	231,493
Outstanding common stock warrants	151,442	157,957
Conversion of Series A Preferred Stock	—	69,521
In exchange for the Deerfield Optional Conversion Feature*	1,652,437	—
Possible future issuances under the Prior Purchase Agreement	597,065	—
Possible future issuances under equity incentive plans	5,325	40,557

Total common shares reserved for future issuance	3,016,722	852,575

Schedule of Common Stock Outstanding Roll Forward [Table Text Block]

Shares of Common Stock
Balance as of December 31, 2019	2,271,833
Common stock issued under equity line of credit	269,289
Restricted stock vested during the period	3,806
Common stock issued as compensation to third-parties	2,484
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	1,000,000

Balance as of March 31, 2020	3,547,412

Common stock issued under equity line of credit	309,971
Restricted stock vested during the period	4,015
Common stock issued as compensation to third-parties	11,873
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	328,125

Balance as of June 30, 2020	4,201,396

Restricted stock vested during the period	1,384
Common stock issued as compensation to third-parties	4,668
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	324,312
Common stock issued as a result of stock option exercise	279

Balance as of September 30, 2020	4,532,039

Shares of Common Stock
Balance as of January 1, 2018	916,021

Common stock sold under First ATM Agreement	47,638
Common stock issued as a result of Deerfield Convertible Note principal and interest conversion	37,410
Common stock options exercised	1,476
Common stock sold under underwritten public offering	520,833
Common stock issued as a result of Series A Preferred Stock conversion	129,998

Balance as of December 31, 2018	1,653,376

Common stock issued under the Prior Purchase Agreement	220,091
Restricted stock vested during the period	6,354
Common stock issued as a result of 2021 Notes principal conversion	93,742
Common stock issued as a result of Series B-1 Preferred Stock conversion	103,749
Common stock issued as a result of Series A Preferred Stock conversion	69,521
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	125,000

Balance as of December 31, 2019	2,271,833